As filed with the Securities and Exchange Commission
                                                       on November 15, 1996

                                                 Registration Nos.  2-91373
                                                                   811-4038
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

            Pre-Effective Amendment No.                                 / /

            Post Effective Amendment No. 20                             /X/

                                     and/or
                             REGISTRATION STATEMENT
                 UNDER THE INVESTMENT COMPANY ACT OF 1940               /X/

                             Amendment No. 21                           /X/

                              St. Clair Funds, Inc.

            (Exact Name of Registrant as Specified in Charter)

                                480 Pierce Street
                           Birmingham, Michigan 48009

      (Address of Principal Executive Offices)              (Zip Code)

                         Registrant's Telephone Number,
                       including Area Code: (810) 647-9200

                               Paul F. Roye, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                                    Suite 500
                             Washington, D.C. 20005

                  (Name and Address of Agent for Service)

                                   Copies to:

                              Lisa Ann Rosen, Esq.
                            Munder Capital Management
                                480 Pierce Street
                           Birmingham, Michigan 48009

/X/ It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

      The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended February 29, 1996 was filed on April 29, 1996.

                              CROSS REFERENCE SHEET


Form N-1A Part A Item                           Prospectus Caption

1.  Cover Page                                  Cover Page

2.  Synopsis                                    Fund Expenses

3.  Condensed Financial Information             Not Applicable

4.  General Description of Registrant           Cover Page; Investment
                                                Objective and
                                                Policies; Investment
                                                Limitations; General
                                                Information

5.  Management of the Fund                      Cover Page;
                                                Management; General
                                                Information

6.  Capital Stock and Other Securities          Cover Page; Net Asset
                                                Value; Purchase and
                                                Redemption of Shares;
                                                Description of Shares;
                                                Dividends and
                                                Distributions; General
                                                Information

7.  Purchase of Securities
      Being Offered                             Net Asset Value;
                                                Purchase and
                                                Redemption of Shares;
                                                Management

8.  Redemption or Repurchase                    Purchase and
                                                Redemption of Shares

9.  Pending Legal Proceedings                   Not Applicable

Part B                                          Heading in
                                                Statement of
                                                Additional
Item No.                                        Information

10.  Cover Page                                 Cover Page

11.  Table of Contents                          Table of Contents

12.  General Information and History            See Prospectus --
                                                "Management"; General;
                                                Directors and Officers

13.  Investment Objectives and Policies         Fund Investments;
                                                Additional Investment
                                                Limitations; Portfolio
                                                Transactions

14.  Management of the Fund                     See Prospectus --
                                                "Management";
                                                Directors and
                                                Officers;
                                                Miscellaneous

15.  Control Persons and Principal
      Holders of Securities                     See Prospectus --
                                                "Management";
                                                Miscellaneous

16.  Investment Advisory
      and Other Services                        Investment Advisory
                                                and Other Service
                                                Arrangements; See
                                                Prospectus --
                                                "Management"

17.  Brokerage Allocation
      and Other Practices                       Portfolio Transactions

Part B                                          Heading in
                                                Statement of
                                                Additional
Item No.                                        Information

18.  Capital Stock and Other Securities         See Prospectus --
                                                "Description
                                                of Shares"; and
                                                "Management";
                                                Additional Information
                                                Concerning Shares

19.  Purchase, Redemption and
      Pricing of Securities
      Being Offered                             Purchase and
                                                Redemption
                                                Information; Net Asset
                                                Value; Additional
                                                Information Concerning
                                                Shares

20.  Tax Status                                 Taxes

21.  Underwriters                               Purchase and
                                                Redemption Information

22.  Calculation of Performance Data            Performance
                                                Information

23.  Financial Statements                       Not Applicable



                              ST. CLAIR FUNDS, INC.


      This Post-Effective Amendment No. 20 to the Registration
Statement of St. Clair Funds, Inc. is being filed for the purpose of responding to SEC staff comments on Post-Effective
Amendment No. 16.

PROSPECTUS

      Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the
"Company"), an open-end management investment company.

      The Fund's investment objective is to provide current interest income consistent with liquidity and stability of principal. The Fund intends to achieve this objective by investing substantially all of its assets in a diversified portfolio of money market instruments with remaining maturities of 397 days or less.

      Munder Capital Management (the "Advisor") serves as investment advisor to the Fund.

      This Prospectus contains information that a prospective investor should know before investing. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated November 15, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. It may be obtained free of charge by calling the Fund at (800) 438-5789.

      SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

      Although the Fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that the Fund can do so on a continuing basis.

       SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED
        OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR
        ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
          UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             The date of this Prospectus is November 15, 1996

      Shares of the Fund ("Shares") are sold only to Comerica Bank, its affiliate and subsidiary banks, and certain other Institutional Investors ("Institutional Investors"). Shares may be purchased by Institutional Investors for investment of their own funds, or for funds of their customer accounts ("Customer Accounts") for which they serve in a fiduciary, agency, or custodian capacity. Shares are sold and redeemed without the imposition of a purchase or redemption charge by the Fund, although Institutional Investors that are record owners of Shares for their Customer Accounts may charge their Customers separate account fees. See "Purchase and Redemption of Shares."

                             Table of Contents
                                                                            Page
The Fund

Expense Table                                               ___
Investment Objective and Policies                           ___
Portfolio Instruments and Practices                         ___
Investment Limitations                                      ___
Purchase and Redemption of Shares                           ___
Dividends and Distributions                                 ___
Net Asset Value                                             ___
Management                                                  ___
Taxes                                                       ___
Description of Shares                                       ___
Performance                                                 ___
General Information                                         ___

      No person has been authorized to give any information, or to make any representations not contained in this Prospectus, or in the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                               EXPENSE TABLE

      The table below sets forth certain costs and expenses that an investor will incur either directly or indirectly. Shares of the Fund are sold without an initial or contingent deferred sales charge to Comerica Bank, its affiliate and subsidiary banks, and certain other Institutional Investors.
See "Purchase and Redemption of Shares."

Annual Operating Expenses
      (as a percentage of average net assets)

      Advisory Fees                             0.35%
      12b-1 Fees                                0.35%
      Other Expenses                            0.25%
      Total Fund Operating Expenses             0.95%

      The amount of "Other Expenses" in the table above is based on estimated expenses and projected assets for the current fiscal year. See "Management" in this Prospectus for a further description of the Fund's operating expenses. Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Fund are in addition to the expenses shown in the above Expense Table and the Example shown below.

Example

      The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based on payment by the Fund of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

      An investor would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return and (2) redemption at the end of the following time periods:

            1 year            3 years

            $10               $30

      The foregoing Expense Table and Example are intended to assist investors in understanding the various costs and expenses that investors bear, either directly or indirectly.

      THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A
REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING
EXPENSES.  ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY
BE MORE OR LESS THAN THOSE SHOWN.

                     INVESTMENT OBJECTIVE AND POLICIES

      The Fund's investment objective is to provide current interest income consistent with liquidity and stability of principal. There can be no assurance that the Fund will achieve its investment objective. Purchasing Shares of the Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program.

      The Fund intends to achieve its stated objective by investing in a diversified portfolio of U.S. dollar-denominated money market instruments, including a broad range of government, bank, and commercial paper obligations. The securities held by the Fund will have remaining maturities of 397 days or less, although securities subject to repurchase agreements, variable and floating rate instruments and certain other securities may bear longer maturities. In addition, the Fund's average weighted portfolio maturity will not exceed 90 days. The Fund seeks to maintain a net asset value of $1.00 per Share although there is no assurance that it will be able to do so on a continuous basis.

      The following descriptions illustrate the types of instruments in which the Fund may invest.

                    PORTFOLIO INSTRUMENTS AND PRACTICES
                        AND ASSOCIATED RISK FACTORS

      U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States; other instruments, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government- sponsored instrumentalities if it is not obligated to do so by law.

      Bank Obligations. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. See

"Foreign Securities" for a discussion of the risks associated with investments in obligations of foreign banks and foreign branches of domestic banks. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by the Fund in the obligations of foreign banks and foreign branches of domestic banks will not exceed 25% of the Fund's total assets at the time of investment. Foreign bank obligations include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Canadian Time Deposits ("CTDs"), Schedule Bs, Yankee Certificates of Deposit ("Yankee CDs") and Yankee Bankers' Acceptances ("Yankee BAs"). A discussion of these obligations appears in the Statement of Additional Information under "Additional Information on Portfolio Investments -- Non-Domestic Bank Obligations."

      Commercial Paper. Commercial paper (short-term promissory notes issued by corporations), including variable amount master demand notes, having short-term ratings at the time of purchase, must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") within the highest rating category assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparable quality pursuant to guidelines approved by the Company's Board of Directors. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, the Fund's rating criteria, the Fund may require that the issuer's obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

      All obligations, including any underlying guarantees, must be deemed by the Advisor to present minimal credit risks, pursuant to guidelines approved by the Board of Directors. See the "Appendix" to the Statement of Additional Information for a description of applicable ratings.

      The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other Institutional Investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities.

      Repurchase Agreements. The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in 397 days. The financial institutions with which the Fund may enter into repurchase agreements include member banks of the Federal Reserve system, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor will continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

      Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

      Investment Company Securities. In connection with the management of daily cash positions, the Fund may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (i.e., "money market funds"). Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. These limitations, among other matters, restrict investments in securities of other investment companies to no more than 10% of the value of the Fund's total assets, with no more than 5% invested in the securities of any one investment company. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations.

      Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset- backed security's total return may be difficult to predict precisely. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of premium paid.

      Stripped Securities. The Fund may purchase participation in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATS) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Certain types of stripped securities, such as interest only or principal only securities backed by fixed-rate mortgages will be considered illiquid investments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

      Variable and Floating Rate Instruments. The Fund may purchase variable and floating rate instruments which may have stated maturities in excess of the Fund's maturity limitations but are deemed to have shorter maturities because the Fund can demand payment of the principal of the instrument at least once within such periods on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof) or are otherwise deemed to have shorter maturities in accordance with the current regulations of the Securities and Exchange Commission. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments purchasable by the Fund. The absence of an active secondary market, however, could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

      When-Issued Purchases and Forward Commitments. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. The Fund will establish a segregated account consisting of cash, U.S. Government securities or other high-grade debt obligations in an amount equal to the amount of its when-issued purchases and forward commitments. The Fund's when-issued purchases and forward purchase commitments are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objective.

      Foreign Securities. The Fund may invest in the U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and record keeping requirements.

      Illiquid Securities. The Fund will not invest more than 10% of the value of its net assets (determined at the time of acquisition) in securities that are illiquid. If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with policies of the SEC. Subject to this limitation are repurchase agreements and time deposits which do not provide for payment within seven days, as well as Section 4(2) paper and Rule 144A securities that have not been determined to be liquid in accordance with procedures adopted by the Board of Directors.

      Portfolio Transactions. All orders for the purchase or sale of securities on behalf of the Fund are placed by the Advisor with broker/dealers or other institutions that the Advisor selects. Short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.

                          INVESTMENT LIMITATIONS

      The Fund's investment objective and certain investment policies of the Fund may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified of any such material change. No assurance can be given that the Fund will achieve its investment objective. The Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a majority (as defined in the 1940 Act) of the outstanding Shares of the Fund. These investment restrictions are set forth below and in the Statement of Additional Information.

The Fund may not:

            1. Purchase securities (other than obligations of the U.S. Government, its agencies or instrumentalities) if more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. However, as an operating policy the Fund intends to adhere to this 5% limitation with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act.

            2. Purchase more than 10% of the outstanding voting securities of any issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 10% limitation.

            3. Invest 25% or more of the Fund's total assets in one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services -- for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

            4. Make loans, except that the Fund may purchase or hold certain debts instruments and enter into repurchase agreements, in accordance with its policies and limitations.

            5. Borrow money except for temporary purposes in amounts up to one-third of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

            6. Knowingly invest more than 10% of its total assets in illiquid securities including time deposits with maturities longer than seven days and repurchase agreements providing for settlement more than seven days after notice.


      The investment limitations are applied at the time the investment securities are purchased.

                     PURCHASE AND REDEMPTION OF SHARES

      Shares of the Fund are sold on a continuous basis by the Distributor, Funds Distributor, Inc. The Distributor is a registered broker/dealer with principal offices at 60 State Street, Boston, Massachusetts 02109.

Purchase of Shares

      Shares of the Fund are sold without an initial or contingent sales charge to Institutional Investors that have entered into agreements with the Company to provide shareholder services for Customer Accounts. All share purchases on behalf of a Customer Account are effected through procedures established in connection with the requirements of the account, and confirmations of share purchases and redemptions will be sent to the institution involved. Institutional Investors (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their Customers, and will reflect their Customers' beneficial ownership of shares in the account statements provided by them to their Customers. The exercise of voting rights and the delivery to Customers of shareholder communications from the Fund will be governed by the Customers' account agreements with the institution. Investors wishing to purchase shares of the Fund should contact their account representatives.

      Provided their procedures are compatible with the purchase and redemption operations of the Fund, Institutional Investors may purchase Fund Shares on behalf of their Customers through automatic "sweeping" and other programs established by the Institutional Investors, whereby amounts in excess of minimum balances maintained in their Customer Accounts are invested in Fund Shares. There is no minimum for initial or subsequent investments.

      Shares of the Fund are sold at net asset value per share next determined on that day after receipt of a purchase order. Purchase orders by an institution for shares in the Fund must be received, together with payment, by the Distributor or Transfer Agent by 12:00 noon (Eastern time) on any business day. A purchase order received by the Distributor or by the Transfer Agent after such time will not be accepted; notice thereof will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

      It is the responsibility of the institution to transmit orders for purchases by their customers and to deliver required funds on a timely basis. If funds are not received within the periods described above, the order will be canceled, notice thereof will be given, and the institution will be responsible for any loss to the Fund or its shareholders. Institutions may charge certain account fees depending on the type of account the investor has established with the institution. In addition, an institution may receive fees from the Funds with respect to the investments of its customers as described below under "Management." Payments for Shares of the Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information see "In- Kind Purchases" in the Statement of Additional Information.

      Purchases may be effected on days the New York Stock Exchange is open for business. The Fund reserves the right to reject any purchase order. Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

Redemption of Shares

      Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution. The Company intends to pay cash for all Shares redeemed, but in unusual circumstances may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur transaction costs in converting such securities to cash.

      Share balances may be redeemed pursuant to arrangements between institutions and investors. It is the responsibility of an institution to transmit redemption orders to the Transfer Agent and to credit its Customer Accounts with the redemption proceeds on a timely basis. If a redemption order for shares of the Fund is received by the Transfer Agent before 12:00 noon Eastern time on a business day, payment is normally wired on the same business day; if a redemption order is received by the Transfer Agent between 12:00 noon Eastern time and 4:00 p.m. Eastern time on a business day, payment is normally wired on the next business day. The Company reserves the right to delay the wiring of redemption proceeds for up to seven days after it receives a redemption order if, in the judgment of the Advisor, an earlier payment could adversely affect a Fund.

      Neither the Fund, the Company, the Distributor nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone redemptions effected upon instructions believed by them to be genuine. Accordingly, the Institutional Investor will bear the risk of loss. The Fund will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable.

      Currently, the Company does not accept purchase and redemption orders on days the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans' Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                        DIVIDENDS AND DISTRIBUTIONS

      The net investment income of the Fund is declared daily as a dividend to its shareholders. Capital gains distributions, if any, will be made at least annually. Shareholders of the Fund whose purchase orders are received and executed by 12:00 noon (Eastern time) receive dividends for that day. Shareholders whose redemption orders have been received by 12:00 noon (Eastern time) will not receive dividends for that day, while shareholders whose redemption orders are received after 12:00 noon (Eastern time) will receive that day's dividends. See "Purchase and Redemption of Shares." Dividends are distributable monthly in the form of additional Shares of the Fund, or, if specifically requested (in writing) by the shareholder from the Fund's Transfer Agent prior to the distribution date, in cash. Dividends are automatically paid in cash (along with any redemption proceeds) not later than seven business days after a shareholder closes his account with the Fund.

                              NET ASSET VALUE

      The net asset value per share of the Fund for the purpose of pricing purchase and redemption orders is determined as of 12:00 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange on each day the Company's Shares are available for purchase and redemption. In seeking to maintain a net asset value of $1.00 per Share with respect to the Fund, the Company values the Fund's portfolio securities according to the amortized cost method of valuation. Under this method, securities are valued initially at cost on the date of purchase. Thereafter, absent unusual circumstances, the Fund assumes a constant proportionate amortization of any discount or premium until maturity of the security. Net asset value for the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of outstanding shares of the Fund.

                                MANAGEMENT

Board of Directors

      The Company is managed under the direction of the Board of Directors. The Statement of Additional Information contains the name and background information of each Director.

Investment Advisor

      The investment advisor of the Fund is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc., Woodbridge Capital Management, Inc., Munder Group LLC, and WAM Holdings, Inc. ("WAM"). Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1996, the Advisor and its affiliates had approximately $34 billion in assets under active management, of which $17 billion were invested in equity securities, $6 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

      Subject to the supervision of the Board of Directors, the Adviser provides overall investment management for the Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the Fund's securities transactions and provides periodic and special reports to the Board of Directors as requested.

      For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of .35% of average daily net assets of the Fund.

      The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisors own resources and do not involve additional costs to the Fund or its shareholders.

Administrator, Custodian and Transfer Agent

      First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 (the
"Administrator"), serves as administrator for the Fund. First Data is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Funds in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

      First Data also serves as the Funds' transfer agent and dividend disbursing agent ("Transfer Agent"). Shareholder inquiries may be directed to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.

      As compensation for these services, the Administrator and Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor and for which First Data provides services, computed daily and payable monthly at the rate of .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion with respect to the Administrator and .02% of the first $2.8 billion of net assets, plus .015% of the next $2.2 billion of net assets, plus .01% of all net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Fund and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

      Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and other funds of the Company, Munder Funds, Inc. and The Munder Funds Trust, computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million. The Custodian also receives certain transaction based fees. For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.

Distribution Services Agreement

      The Fund has adopted a Distribution and Service Plan, pursuant to which the Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services (the "Plan"). Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor is also paid a distribution fee at an annual rate of 0.10%, of the value of the average daily net assets of the Fund.

      Under the Plan, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

      The Plan permits payments to be made by the Fund to the Distributor for expenditures incurred by it in connection with the distribution of Fund shares to investors and the provision of certain shareholder services, including but not limited to the payment of compensation, including incentive compensation, to Service Organizations to obtain various distribution related services for the Fund. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Plan authorizes payments by the Fund of the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to prospective investors and of implementing and operating the Plan. Distribution expenses also include an allocation of overhead of the Distributor and accruals for interest on the amount of distribution expenses incurred by the Distributor.

      The Distributor expects to pay or arrange for payment of sales commissions to dealers authorized to sell shares, all or a part of which may be paid at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Plan. Because the payment of distribution and service fees with respect to shares of the Fund is subject to the 0.35% limitation described above and will therefore be spread over a number of years, it may take the Distributor a number of years to recoup sales commissions paid by it to dealers and other distribution and service related expenses from the payments received by it from the Fund pursuant to the Plan.

      The Plan may be terminated at any time. The Plan provides that amounts paid as prescribed by the Plan at any time may not cause the limitation on such payments established by the Plan to be exceeded. The amount of daily compensation payable to the Distributor with respect to each day will be accrued each day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual.

      Payments under the Plans are not tied exclusively to the distribution and/or shareholder service expenses actually incurred by the Distributor and the payments may exceed distribution and/or service expenses actually incurred. The Company's Board of Directors evaluates the appropriateness of the Plan and its payment terms on a continuous basis and in so doing will consider all relevant factors, including expenses incurred by the Distributor and the amount received under the Plan.

                                   TAXES

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This requires, among other things, that the Fund distribute to its shareholders at least 90% of its investment company taxable income, but the Fund contemplates declaring as dividends 100% of its investment company taxable income. Generally, the Fund's investment company taxable income will be its taxable income (for example, its interest income and net short-term capital gains), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund will be taxed on its undistributed investment company taxable income, if any.

      The Fund does not expect to realize any net long-term capital gains and, therefore, does not currently foresee paying any "capital gain dividends," as described in the Code.

      Whether paid in cash or in the form of additional Shares, income dividends and capital gains distributions, if any, will generally be taxable to a shareholder to the extent of the shareholder's share of the Fund's earnings and profits as determined for tax purposes. Such dividends and distributions may also be subject to state and local taxes.

      Corporate  investors  should  note  that  dividends  from the  Fund's  net
investment  income  will  generally  not  qualify  for  the   dividends-received
deduction for corporations.

      Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

      The foregoing is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. No attempt has been made to present a detailed explanation of the Federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund are urged to consult their tax advisers with specific reference to their own tax situation.

      Shareholders will be advised at least annually as to the Federal Income Tax status of distributions made during the year. See the Statement of Additional Information for further information regarding taxes.

                           DESCRIPTION OF SHARES

      The Articles of Incorporation authorize the Board of Directors to issue 2 billion shares of common stock, $.001 par value per share, of the Company. The Board of Directors has the power to designate one or more classes ("Portfolios") of shares of common stock and to classify or reclassify any unissued shares with respect to such Portfolios. Pursuant to such authority, the Board of Directors has authorized the issuance of shares of common stock representing interests in the St. Clair Liquidity Plus Money Market Fund and the St.
Clair Institutional Index Equity Fund.

      Each Fund Share represents an equal proportionate interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors. The Company's shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held. Shareholders will vote in the aggregate and not by Portfolio, except where otherwise required by law or when the Board of Directors determines that the matter to be voted upon effects only the interests of the holders of a particular Portfolio. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate number of shares of the Fund may elect all of the directors if they choose to do so and, in such event, the holders of the remaining shares would not be able to elect any person or persons to the Board of Directors.

      As used in this Prospectus, "a vote of a majority of the outstanding Shares" of the Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Fund, or (b) at least 67% of the Shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Fund are represented in person or by proxy.

                                PERFORMANCE

      From time to time, in advertisements or reports to shareholders, the performance of the Fund may be quoted and compared to that of other mutual funds with similar investment objectives and to relevant indices.

      The Fund may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 7-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. See "Yield" in the Statement of Additional Information.

      The performance of any investment will generally reflect market conditions, portfolio quality and maturity, type of investment, and operating expenses. The Fund's performance will fluctuate and is not necessarily representative of future results. Any fees charged by Institutional Investors to their customers in connection with investments in Fund Shares are not reflected in the Fund's performance, and such fees, if charged, will reduce the actual return received by customers on their investments.

      Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent auditors.

                            GENERAL INFORMATION

      In accordance with the Maryland General Corporation Law, the Company is not required to hold annual meetings of shareholders unless the 1940 Act requires the shareholders to elect members of the Board of Directors. However, a meeting of shareholders may be called for any purpose upon the written request of the holders of at least 10% of the outstanding Shares of the Fund.

      The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986, and to St. Clair Funds, Inc. on September 18, 1996.

                        LIQUIDITY PLUS MONEY MARKET FUND

                       Statement of Additional Information


     Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management (the "Advisor").

         This Statement of Additional Information is intended to supplement the information provided to investors in the Fund's Prospectus dated ______, 1996 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Fund's Prospectus dated ______, 1996. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributors, Inc. (the "Distributor"), or by calling the Fund at (800) 438-5789. This Statement of Additional Information is dated ______, 1996.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Fund involves investment risks, including the possible loss of principal.

                               TABLE OF CONTENTS
                                                                      Page

General                                                                __
Fund Investments                                                       __
Additional Investment Limitations                                      __
Directors and Officers                                                 __
Investment Advisory and Other Service Arrangements                     __
Portfolio Transactions                                                 __
Purchase and Redemption Information                                    __
Net Asset Value                                                        __
Yield                                                                  __
Taxes                                                                  __
Additional Information Concerning Shares                               __
Miscellaneous                                                          __
Financial Statements                                                   __
Appendix                                                               __




         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

     The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

     As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

         Shares of the Fund are sold only to Comerica Bank, its affiliate and subsidiary banks, and certain other Institutional Investors ("Institutional Investors"). Shares may be purchased by Institutional Investors for investment of their own funds, or for funds of their customer accounts ("Customer Accounts") for which they serve in a fiduciary, agency or custodial capacity. Shares are sold and redeemed without the imposition of a purchase or redemption charge by the Fund, although Institutional Investors that are record owners of Shares for their Customer Accounts may charge their customers separate account fees.

                                FUND INVESTMENTS

         The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus. A description of applicable credit ratings is set forth in the Appendix hereto.

         Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

         Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held by the Fund's Custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

         Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. It is the policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the Administrator, the Custodian, the Distributor or their affiliates.

         Stripped Securities. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.

         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S.
Government obligations.

         Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S.
Treasury securities.

         In addition, the Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

         The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

         Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share.

         Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof) or if the instruments are deemed to have shorter maturities in accordance with the current regulations of the Securities and Exchange Commission. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         In determining average weighted portfolio maturity of the Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

          In determining average weighted portfolio maturity of the Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

         Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery). When-issued purchases and forward commitments (delayed-delivery) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When  the  Fund   engages  in   when-issued   and  forward   commitment
transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

                        ADDITIONAL INVESTMENT LIMITATIONS

         The Fund's Prospectus lists certain investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined in the Prospectus). The additional investment restrictions and limitations listed below supplement those contained in the Prospectus and may be changed only by such a shareholder vote.

The Fund may not:

         1. Pledge, mortgage or hypothecate its assets other than to secure permitted borrowings.

         2. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

         3. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

         4. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

         5. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

         1. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases.

         2. Invest more than 5% of its total assets in securities of issuers which together with any predecessors have a record of less than three years of continuous operation. This restriction shall not apply with respect to securities issued by a special purpose funding vehicle for a company with a record of at least three years of continuous operation, or to real estate investment trusts the sponsor of which has a record of at least three years of continuous operation.

         3. Invest in other investment companies except as permitted under the 1940 Act.

         4. Make investments for the purpose of exercising control or management.


         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, and the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

         In order to permit the sale of shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations described above.

                             DIRECTORS AND OFFICERS

         The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

                                                    - 1 -
                                                         Principal Occupation
Name,                              Positions             During
Address and Age                    with Company          Past Five Years

Charles W. Elliott 1/              Chairman of the       Senior Advisor to the
3338 Bronson Blvd.                 Board of Directors    President - Western
Kalmazoo, MI 49008                                       Michigan University
Age:  64                                                 University since July
                                                         1995;  prior to that
                                                         Executive  Vice
                                                         President -
                                                         Administration  & Chief
                                                         Financial  Officer,
                                                         Kellogg Company from
                                                         January 1987 through
                                                         June 1995; before that
                                                         Price Waterhouse. Board
                                                         of Directors, Steelcase
                                                         Financial Corporation.

John Rakolta, Jr.                  Director and Vice     Chairman, Walbridge
1876 Rathmor                       Chairman of the       Aldinger Company
Bloomfield Hills,                  Board of Directors
  MI  48304
Age:  49

Thomas B. Bender                   Director              Investment Advisor,
7 Wood Ridge Road                                        Financial & Investment
Glen Arbor,                                              Management Group
  MI  49636                                              (since April, 1991);
Age:  63                                                 Vice President
                                                         Institutional Sales,
                                                         Kidder, Peabody & Co.
                                                         (Retired April, 1991).

David J. Brophy                    Director              Professor, University
1025 Martin Place                                        of Michigan; Director,
Ann Arbor,                                               River Place Financial
  MI  48104                                              Corp.; Trustee,
Age:  60                                                 Renaissance Assets
                                                         Trust.

Dr. Joseph E. Champagne            Director              Corporate and
319 Snell Road                     Executive             Consultant
Rochester,  MI 48306                                     since  September
Age:  58                                                 1995;  prior to that
                                                         Chancellor,  Lamar
                                                         University from
                                                         September 1994 until
                                                         September 1995;  before
                                                         that Consultant to
                                                         Management,  Lamar
                                                         University;  President
                                                         and Chief Executive
                                                         Officer, Crittenton
                                                         Corporation, Crittenton
                                                         Development Corporation
                                                         until August 1993;
                                                         before that President,
                                                         Oakland University of
                                                         Rochester,  MI, until
                                                         August 1991; Member,
                                                         Board of Directors,
                                                         Ross Operating Valve
                                                         of Troy, MI

Thomas D. Eckert                   Director              President and COO,
10726 Falls                                              Mid-Atlantic Group
  Pointe Drive                                           of Pulte Home
Great Falls,                                             Corporation
  VA  22066
Age:  49

Jack L. Otto                       Director              Retired; Director of
6532 W. Beech                                            Standard Federal Bank;
  Tree Road                                              Executive Director,
Glen Arbor,                                              McGregor Fund (a
  MI  49636                                              private philanthropic
Age:  70                                                 foundation) 1981-1985;
                                                         Managing Partner,
                                                         Detroit office of Ernst
                                                         &  Young, until 1981.

Arthur DeRoy                       Director              President,  Rodecker &
Rodecker                                                 Company,  Investment
4000 Town Center                                         Brokers,  Inc.  since
Suite 101                                                November  1976;
Southfield,                                              President, RAC
  MI 48075                                               Advisors, Inc.,
Age: 69                                                  Registered  Investment
                                                         Advisor since February
                                                         1979;  President and
                                                         Trustee, Helen L. DeRoy
                                                         Foundation, a
                                                         charitable foundation;
                                                         Vice President and
                                                         Trustee, DeRoy
                                                         Testamentary
                                                         Foundation,  a
                                                         charitable  foundation;
                                                         Trustee,  Providence
                                                         Hospital Foundation.

Lee P. Munder                      President             President and CEO
480 Pierce Street                                        of the Advisor;
Suite 300                                                Chief Executive
Birmingham,                                              Officer and President
  MI  48009                                              of Old MCM, Inc.;
Age:  51                                                 Chief Executive
                                                         Officer of World
                                                         Asset Management;
                                                         Director, LPM
                                                         Investment Services,
                                                         Inc. ("LPM").

Terry H. Gardner                   Vice President,       Vice President and
480 Pierce Street                  Chief Financial       Chief Financial
Suite 300                          Officer and           Officer of the
Birmingham,                        Treasurer             Advisor and World
  MI  48009                                              Asset Management;
Age:  36                                                 Vice President and
                                                         Chief Financial Officer
                                                         of Old MCM, Inc.
                                                         (February 1993 to
                                                         present); Audit Manager
                                                         Arthur Andersen & Co.
                                                         (1991 to February
                                                         1993); Secretary of
                                                         LPM.

Paul Tobias                        Vice President        Executive Vice
480 Pierce Street                                        President and
Suite 300                                                Chief Operating
Birmingham,                                              Officer of the
  MI  48009                                              Advisor (since
Age:  45                                                 April 1995) and
                                                         Executive Vice
                                                         President of Comerica,
                                                         Inc.

Gerald  Seizert                    Vice President        Executive Vice
480 Pierce Street                                        President and
Suite  300                                               Chief  Investment
Birmingham,                                              Officer/Equities
  MI 48009                                               of the Advisor
Age: 44                                                  (since April 1995);
                                                         Managing  Director
                                                         (1991- 1995),  Director
                                                         (1992-1995) and Vice
                                                         President (1984-1991)
                                                         of Loomis, Sayles and
                                                         Company, L.P.

Elyse G. Essick                    Vice President        Vice President and
480 Pierce Street                                        Director of Marketing
Suite 300                                                for the Advisor; Vice
Birmingham,                                              President and Director
  MI  48009                                              of Client Services of
Age:  38                                                 Old MCM, Inc. (August
                                                         1988 to December 1994).

James C. Robinson                  Vice President        Vice President and
480 Pierce Street                                        Chief Investment
Suite 300                                                Officer/Fixed Income
Birmingham,                                              for the Advisor; Vice
  MI  48009                                              President and Director
Age:  35                                                 of Fixed Income of Old
                                                         MCM, Inc. (1987-1994).

Leonard J. Barr, II                Vice President        Vice President and
480 Pierce Street                                        Director of Core
Suite 300                                                Equity Research of the
Birmingham,                                              Advisor; Director and
  MI  48009                                              Senior Vice President
Age:  52                                                 of Old MCM, Inc.
                                                         (since 1988); Director
                                                         of LPM.

Lisa A. Rosen              Secretary                     General Counsel of the
480 Pierce Street                                        Advisor since May,
Suite 300                                                1996; Formerly Counsel,
Birmingham,                                              First Data Investor
  MI  48009                                              Services Group, Inc.;
Age:  29                                                 Assistant Vice
                                                         President and Counsel
                                                         with  The Boston
                                                         Company Advisors, Inc.;
                                                         Associate with
                                                         Hutchins, Wheeler &
                                                         Dittmar.

Ann F. Putallaz            Vice President                Vice President and
480 Pierce Street                                        Director of Fiduciary
Suite 300                                                Services (since
Birmingham,                                              January 1995);
  MI  48009                                              Director of Client and
Age:  51                                                 Marketing Services of
                                                         Woodbridge Capital
                                                         Management, Inc.

Richard H. Rose            Assistant Treasurer           Senior Vice President,
First Data                                               First Data Investor
  Investor Services                                      Services Group, Inc.
  Group, Inc.                                            (since May 6, 1994).
One Exchange Place                                       Formerly, Senior Vice
6th Floor                                                President, The Boston
Boston, MA  02109                                        Company Advisors, Inc.
Age:  41                                                 since November 1989.

Teresa M.R. Hamlin         Assistant Secretary           Counsel, First Data
First Data                                               Investor Services
  Investor Services                                      Group, Inc.; Formerly
  Group, Inc.                                            Paralegal Manager,
One Exchange Place                                       The Boston Company
6th Floor                                                Advisors, Inc.
Boston, MA  02109
Age:  32

1/ Director is an "interested person" of the Company as defined in the 1940 Act.


         Directors of the Company receive an aggregate fee from the Company, The Munder Funds Trust (the "Trust") and the Munder Funds, Inc. ("MFI") comprised of an annual retainer fee, and a fee for each Board meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid to the Directors for the fiscal year ended June 30, 1995.


                                 Aggregate
                                Compensation                Pension
                                 from the                 Retirement                         Estimated             Total
                                Company, The                Benefits                            Annual              from
                              Munder Funds, Inc.,           Accrued                            Benefits              the
Name of Person                 and The Munder             as part of                             Upon               Fund
   Position                     Funds Trust              Fund Expenses                       Retirement           Complex



Charles W. Elliott               $14,000                    None                                 None             $14,000
Chairman

John Rakolta, Jr.                $14,000                    None                                 None             $14,000
Vice Chairman

Thomas B. Bender                 $14,000                    None                                 None             $14,000

David J. Brophy                  $14,000                    None                                 None             $14,000
Trustee and Director

Dr. Joseph E. Champagne          $14,000                    None                                 None             $14,000
Trustee and Director

Thomas D. Eckert                 $14,000                    None                                 None             $14,000
Trustee and Director

Jack L. Otto                     $14,000                    None                                 None             $14,000
Trustee and Director

Arthur DeRoy Rodecker            $14,000                    None                                 None             $14,000
Trustee and Director

           No officer, director or employee of the Advisor, Comerica, the Distributor, the Administrator or Transfer Agent currently receives any compensation from the Company.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of .35% of average daily net assets of the Fund.

         The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to the Fund by a vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Company, and the Advisory Agreement terminates automatically in the event of its assignment.

         Distribution Agreement. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of Fund Shares (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature.

         Distribution Services Arrangements. The Fund has adopted a Service and Distribution Plan, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. Under the Service and Distribution Plans, the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Fund and an annual distribution fee at the rate of 0.10% of the value of average daily net assets of the Fund.

         Under the terms of the Service and Distribution Plan (the "Plan"), the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

         The Distributor expects to pay sales commissions to dealers authorized to sell the Fund's shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

         Administration Agreement. First Data Investor Services Group, Inc. ("First Data" or the Administrator") located at 53 State Street, Boston, Massachusetts 02109 serves as the Company's administrator pursuant to an administration agreement (the "Administration Agreement"). First Data has agreed to provide accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any, to maintain office facilities for the Company; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company.

         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

         Custodian, Sub-Administration and Transfer Agency Agreements. Comerica Bank, the Company's Custodian (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 46226, maintains custody of the Company's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, the Custodian (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Company's Board of Directors concerning the Fund's operations. The Custodian is authorized to select one or more domestic or foreign banks or trust companies to serve as sub-custodian on behalf of the Company.

         First Data also serves as the transfer and dividend disbursing agent for the Company pursuant to a transfer agency agreement (the "Transfer Agency Agreement"), under which First Data (i) issues and redeems shares of the Fund,
(ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Company's Board of Directors concerning the operations of the Fund.

         Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. As stated in the Prospectus, the Company's Administrator and Transfer Agent receive, as compensation for their services, a fee from the Company based on the aggregate average daily net assets of the Fund and other investment portfolios advised by the Adviser and administered by First Data. The Custodian receives a separate fee for its services. In approving the Administration and Transfer Agency Agreements, the Board of Directors of the Company considered the services that are to be provided under the several agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fee payable by the Company in comparison to the charges of competing vendors, the impact of the fee on the operating expense ratio of the Fund and the fact that neither the Administrator nor the Transfer Agent is affiliated with either the Company or the Adviser. The Board of Directors also considered their responsibilities under federal and state law in approving these agreements.

                             PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory Agreement, the Advisor determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Advisor generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is the prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, nor would the receipt of such information reduce the Advisor's fees. Such information may be useful to the Advisor in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Fund.

         The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, First Data, or their affiliates.

         Investment decisions for the Fund are made independently from those for any other investment portfolios or accounts ("accounts") managed by the Adviser. Such accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best execution.

         The Fund does not intend to seek profits through short-term trading. The Fund's annual portfolio turnover rate will be relatively high, but portfolio turnover is not expected to have a material effect on the net income of the Fund. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

                       PURCHASE AND REDEMPTION INFORMATION

         Differing types of Customer Accounts over which Institutional Investors exercise substantial investment discretion may be used to purchase Fund Shares, including trust accounts. Investors purchasing Fund Shares may include officers, directors, or employees of Comerica Bank or its affiliated banks.

         The Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when: (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recordation of the transfer of its Shares.

         In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its Shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem Shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications. (See "Net Asset Value.")

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                                 NET ASSET VALUE

         The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, as amended, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will neither purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements, variable and floating rate instruments, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

         In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations ("NRSROs") or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Adviser will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors.

         The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per Share calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include: selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; or redeeming Shares in kind.

                                      YIELD

         The Fund's standardized 7-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Fund includes the value of additional Shares purchased with dividends from the original Share and any such additional Shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective annualized yield is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

                                      TAXES

In General

         The Fund is treated as a separate corporation for Federal Income Tax purposes and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. This requires the Fund to meet numerous tests regarding distributions, derivation of gross income, and diversification of assets.

         The Fund's policy is to distribute as dividends substantially all of its investment company taxable income and any net realized long-term capital gains to shareholders each year.

         Information as to the tax status of distributions to shareholders will be furnished at least annually by the Fund. Investors considering purchasing Shares of the Fund should consult competent tax counsel regarding the state and local, as well as Federal, tax consequences before investing.

         While the Fund does not expect to realize any net capital gains (the excess of net long-term capital gains over net short-term capital losses), such gains, if any, will be distributed at least annually. Such distributions, if any, will be taxable to Fund shareholders as long-term capital gains, regardless of how long a shareholder has held Fund Shares. The Fund intends to designate such distributions as capital gains dividends in a written notice mailed by the Fund to shareholders not later than sixty days after the close of the Fund's taxable year.

         A non-deductible, 4% Federal Excise Tax is imposed on any regulated investment company that does not distribute to investors in each calendar year an amount equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gain net income (the excess of short- and long-term capital gain over short-and long-term capital loss) for the one-year period ending October 31, and
(iii) 100% of any undistributed ordinary income or capital gain net income from the prior year.

         The Fund intends to declare and pay dividends and any capital gains distributions so as to avoid imposition of the Federal Excise Tax. Dividends declared during October, November or December and payable to shareholders of record on a specified date in one of such months will be deemed to have been paid by the Fund and received by shareholders on December 31 of the calendar year declared, provided that such dividends and distributions are paid during January of the following year.

Backup Withholding

         Generally, the Fund is required to withhold 31% of ordinary income dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations and in certain other circumstances. Shareholders who are not otherwise subject to backup withholding may avoid this withholding requirement by certifying on the Account Application Form their proper Social Security or Taxpayer Identification Number and certifying that they are not subject to backup withholding.

Other

     The foregoing describes some of the tax consequences of investing in the Fund but is not an exhaustive presentation of all matters that may bear upon a particular situation. Non-U.S. shareholders in particular should note that they generally will be subject to U.S. withholding taxes on Fund dividends at a maximum rate of 30%.

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Company's Articles of Incorporation authorize the Board of Directors to issue up to 2 billion full and fractional shares of Common Stock. The Board has allocated shares in two series ("Portfolios"), although currently only shares of the Fund are offered by the Company.

         The Board of Directors may classify or reclassify any authorized but unissued shares of the Company into one or more additional Portfolios (or classes of shares within a Portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the Fund's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Company, Shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and the Company's other Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of a Portfolio affected by the matter. A Portfolio is affected by a matter unless it is clear that the interests of the Portfolio in the matter are identical to the interests of the Company's other Portfolios or that the matter does not affect any interest of the Portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Company voting together without regard to class.

         Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Company's other Portfolios, if any, (voting together without regard to class).

                                  MISCELLANEOUS

     Counsel. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.

         Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities or banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of any Fund or result in a financial loss to any Customer.

         Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

         This Statement of Additional Information and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                                    APPENDIX

                             - Rated Investments -

Commercial Paper

         Rated commercial paper purchased by the Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by the Fund's Board of Directors. Highest quality ratings for commercial paper for Moody's and S & P are as follows:

         Moody's: The rating "Prime-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".

PART C.  OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)   Financial Statements

      Not applicable.

(b)   Exhibits:

(1)   (a)   Articles of Incorporation dated May 22, 1984.

      (b)   Articles Supplementary to Registrant's Articles of
            Incorporation.

      (c)   Articles of Amendment to Registrant's Articles of
            Incorporation.

      (d)   Articles Supplementary to Registrant's Articles of
            Incorporation.

      (e)   Certificate of Correction.

      (f)   Articles Supplementary to Registrant's Articles of
            Incorporation.

      (g)   Certificate of Correction.

      (h)   Articles of Amendment to Registrant's Articles of
            Incorporation.

      (i)   Articles Supplementary to Registrant's Articles of
            Incorporation.

(2) (a) By-laws as amended, restated and adopted by Registrant's Board of Directors on March 2, 1990 are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on
            November 29, 1990.

(3)   Not  Applicable.

(4)   (a)   Specimen copy of share certificate for Common Shares
            is incorporated herein by reference to Exhibit 4 of Pre-Effective Amendment No. 1 to Registrant's
            Registration Statement on Form N-1A filed on August
            28, 1984.

(5)   (a)   Investment Advisory Agreement between Registrant and
            Woodbridge Capital Management, Inc. incorporated herein by reference to Post-Effective Amendment No.
            11 on Form N-1A filed on September 20, 1992.

      (b)   Investment Advisory Agreement between Registrant and
            Woodbridge Capital Management, Inc., dated April 15,
            1993, with respect to the Institutional Index Equity


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            Fund  is  incorporated  herein  by  reference  to  Exhibit  5(b)  of
            Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

      (c)   Investment Advisory Agreement between Registrant and
            Munder Capital Management with respect to the Liquidity Plus Money Market Fund.

(6) (a) Distribution Agreement between Registrant and Funds Distributor, Inc., dated November 20, 1992 with respect to Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

      (b) Addendum No. 1 to Distribution Agreement between Registrant and Funds Distributor Inc., dated April 15, 1993 with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

      (c) Form of Distribution Agreement between Registrant and Funds Distributor Inc. with respect to the Liquidity Plus Money Market Fund.

(7)   Not Applicable.

(8) (a) Custodian Agreement between Registrant and Provident National Bank, dated November 20, 1992 with respect to Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 8 (a) of Post- Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

      (b) Custodian Agreement between Registrant and Comerica Bank with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

      (c)   Form of Custody Agreement between Registrant and
            Comerica Bank.

      (d)   Form of Notice to Custodian Agreement.

(9) (a) Administration Agreement between Registrant and The Boston Company Advisors, Inc., dated November 20, 1992 with respect to the Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29,

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            1993.

      (b) Administration Agreement between Registrant and The Boston Company Advisors, Inc. with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

      (c) Administration and Accounting Agreement between Registrant and Provident Financial Processing Corporation ("PFPC") with respect to the Registrant's Fiduciary Portfolio is incorporated herein by reference to Post-Effective Amendment No. 11 on Form N-1A, filed on September 20, 1992.

      (d) Form of Administration Agreement between Registrant and First Data Investor Services Group, Inc.

      (e) Form of Notice to Administration Agreement with respect to the Liquidity Plus Money Market Fund.

      (f) Transfer Agency Agreement between Registrant and Provident Financial Processing Corporation, dated November 20, 1992 with respect to the Registrant's Fiduciary Portfolio is incorporated herein by reference to Exhibit 9(d) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

      (g) Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc. with respect to the Institutional Index Equity Fund is incorporated herein by reference to Exhibit 9(e) of Post-Effective Amendment No. 14 on Form N-1A filed with the Commission on June 29, 1993.

      (h) Form of Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services
            Group, Inc.

      (i)   Form of Notice to Transfer Agency and Registrar
            Agreement with respect to the Liquidity Plus Money
            Market Fund.

(10)  Opinion and consent of counsel.

(11) Powers of Attorney are incorporated herein by reference to Exhibit 11 of Post-Effective Amendment No. 16 on Form N-1A filed with the Commission on June 21, 1996.

(12)  Not Applicable

(13)  Not Applicable

(14)  Not Applicable

(15)  Form of Service and Distribution Plan for the Liquidity
      Plus Money Market Fund.

(16) Schedules for computation of annualized and effective yields of the Liquidity Plus Money Market Fund.

Item 25.    Persons Controlled by or under Common Control with
            Registrant

            Not Applicable

Item 26.    Number of Holders of Securities

            No record holders as of November 14, 1996

Item 27.    Indemnification

            Reference is made to Article VII, Section 3 of the Registrant's Articles of Incorporation, incorporated by reference as Exhibit (1) hereto, and Article VI, Section 2 of Registrant's By-Laws, incorporated by reference as Exhibit (2) hereto.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.    Business and Other Connections of Investment Adviser

                         Munder Capital Management

                                          Position
      Name                                with Adviser

      Old MCM, Inc.                       Partner

      Munder Group LLC                    Partner

      WAM Holdings, Inc.                  Partner

      Woodbridge Capital
            Management, Inc.              Partner

      Lee P. Munder                       President and Chief
                                          Executive Officer

      Leonard J. Barr, II                 Senior Vice President and
                                          Director of Research

      Ann J. Conrad                       Vice President and Director
                                          of Special Equity Products

      Terry H. Gardner                    Vice President and Chief
                                          Financial Officer

      Elyse G. Essick                     Vice President and Director
                                          of Client Services

      Sharon E. Fayolle                   Vice President and Director
                                          of Money Market Trading

      Otto G. Hinzmann                    Vice President and Director
                                          of Equity Portfolio
                                          Management

      Anne K. Kennedy                     Vice President and Director
                                          of Corporate Bond Trading

      Ann F. Putallaz                     Vice President and Director
                                          of Fiduciary Services

      Peter G. Root                       Vice President and Director
                                          of Government Securities
                                          Trading

      Lisa A. Rosen                       General Counsel and
                                          Director of Mutual Fund
                                          Operations

      James C. Robinson                   Vice President and Chief
                                          Investment Officer/Fixed
                                          Income

      Gerald L. Seizert                   Executive Vice President
                                          and Chief Investment
                                          Officer/Equity

      Paul D. Tobias                      Executive Vice President
                                          and Chief Operating Officer


      For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management.

Item 29.    Principal Underwriter

      (a)   Funds Distributor, Inc. ("FDI") serves as
            Distributor of shares of the Registrant. FDI also serves as principal underwriter of the following investment companies other than the Registrant:

HT Insight Funds,                         Waterhouse Investors Cash
  d/b/a Harris Insight Funds                Management Mutual Funds
Harris Insight Funds Trust                Skyline Funds
The Munder Funds Trust                    Foreign Fund, Inc.
Panagora Funds                            PanAgora Funds
BJB Investment Funds                      BEA Investment Funds, Inc.
The Munder Funds, Inc.


      (b) The directors and officers of FDI are set forth below. Unless otherwise indicated, their address is One Exchange Place, Boston, Massachusetts 02109.


                              Positions and           Positions and
                              Offices with            Offices with
Name                          FDI                     Registrant

William J. Nutt               Chairman                      None

Marie E. Connolly             President, Chief              None
                              Executive Officer

John E. Pelletier             Senior Vice                   None
                              President General Counsel

Rui M. Moura                  First Vice                    None
                                    President

Joseph F. Tower, III          Senior Vice                   None
                              President, Treasurer,
                              Chief Financial Officer

Richard W. Ingram             Senior Vice President         None

Donald R. Robertson           Senior Vice President         None

Bernard A. Whalen             First Vice President          None

John W. Gomez                 Director                      None


      (c)   Not Applicable

Item 30.    Location of Accounts and Records

            The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Munder Capital Management at 480 Pierce Street, Birmingham, MI 48009, at State Street Bank and Trust Company, c/o National Financial Data Services, 1004 Baltimore, Kansas City, Missouri 64105-1807 or at First Data Investor Services Group, Inc. (f/k/a The Shareholder Services Group, Inc.), One Exchange Place, Boston, Massachusetts 02109.

Item 31.    Management Services

                  None.

Item 32.    Undertakings

      (1) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

      (2) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request without charge.

      (3) Registrant undertakes to file a Post-Effective Amendment relating to the Liquidity Plus Money Market Fund, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registration Statement with respect to the Liquidity Plus Money Market Fund.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that this Post-Effective Amendment No. 20 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Registrant has duly caused this Post-Effective Amendment No. 20 to be signed on behalf of the undersigned, thereunto duly authorized, in this City of Washington, D.C. on the 15th day of November, 1996.


ST. CLAIR FUNDS, INC.


By: *_______________________
      Lee P. Munder


* By: /s/ Paul F. Roye
      ------------------------
      Paul F. Roye
      as Attorney-in-Fact


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A has been signed below by the following persons on behalf of St. Clair Funds, Inc. in the capacities and on the date indicated:

Signatures                    Title                   Date



*_______________________      President and Chief     November 15, 1996
 Lee P. Munder                Executive Officer


*_______________________      Director                November 15, 1996
 Charles W. Elliott


*_______________________      Director                November 15, 1996
 Joseph E. Champagne

*_______________________      Director                November 15, 1996
 Arthur DeRoy Rodecker


*_______________________      Director                November 15, 1996
 Jack L. Otto

*_______________________      Director                November 15, 1996
 Thomas B. Bender


*_______________________      Director                November 15, 1996
 Thomas D. Eckert


*_______________________      Director                November 15, 1996
 John Rakolta, Jr.


*_______________________      Director                November 15, 1996
 David J. Brophy


*_______________________      Vice President,         November 15, 1996
 Terry H. Gardner             Treasurer and
                                 Chief Financial
                                     Officer


* By:  /s/ Paul F. Roye
      ------------------------
      Paul F. Roye
      as Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit                       Description
------                        ---------

Exhibit 1(a)                  Articles of Incorporation

Exhibit 1(b)                  Articles Supplementary

Exhibit 1(c)                  Articles of Amendment to Articles of Incorporation

Exhibit 1(d)                  Articles Supplementary

Exhibit 1(e)                  Certificate of Correction

Exhibit 1(f)                  Articles Supplementary

Exhibit 1(g)                  Certificate of Correction

Exhibit 1(h)                  Articles of Amendment

Exhibit 1(i)                  Articles Supplementary

Exhibit 5(c)                  Form of Investment Advisory Agreement

Exhibit 6(c)                  Form of Distribution Agreement

Exhibit 8(c)                  Custody Agreement

Exhibit 8(d)                  Form of Notice to Custodian Agreement

Exhibit 9(d)                  Administration Agreement

Exhibit 9(e)                  Form of Notice to Administration Agreement

Exhibit 9(h)                  Transfer Agency and Registrar Agreement

Exhibit 9(i)                  Form of Notice to Transfer Agency and Registrar
                              Agreement

Exhibit 10                    Opinion and Consent of Counsel

Exhibit 15                    Form of Service and Distribution Plan

Exhibit 16                    Schedule of Computation